Disclosure of detailed information about cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Cash	$ 266,785	$ 404,347
Cash equivalents	66,920	94,902
Cash and cash equivalents	$ 333,705	$ 499,249	$ 258,509